Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Net revenues
Domestic	$ 48,235,503	$ 977,651,655	$ 948,666,739	$ 1,192,714,214
Incentive for automotive fuels	0	0	23,421	111,863,956
Export	34,135,348	691,865,472	767,551,517	1,073,424,789
Services income	155,700	3,155,779	3,695,941	5,385,350
Total revenues	82,526,551	1,672,672,906	1,719,937,618	2,383,388,309
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	(2,638,484)	(53,477,580)	(28,797,518)	(83,538,021)
Cost of sales	70,823,073	1,435,463,287	1,380,673,789	1,698,563,022
Gross income (loss)	9,064,994	183,732,039	310,466,311	601,287,266
Other revenues (expenses):
Distribution, transportation and sale expenses	398,644	8,079,834	12,678,909	14,270,032
Administrative expenses	8,841,697	179,206,176	170,116,531	153,879,066
Impairment losses on trade receivables	(761,710)	(15,438,558)	(3,113,324)	(2,035,004)
Other revenues	915,124	18,548,009	15,635,955	39,941,073
Other expenses	766,979	15,545,352	17,242,136	25,585,553
Operating (loss) income	(788,912)	(15,989,872)	122,951,366	445,458,684
Financing income	773,123	15,669,883	18,210,377	27,227,965
Financing cost	7,839,925	158,901,950	152,171,381	159,683,880
Derivative financial instruments (cost) income, net	(1,361,448)	(27,594,230)	672,226	(22,862,951)
Foreign exchange (loss) income, net	(15,021,104)	(304,452,236)	238,079,042	129,690,090
Sum of financing income, financing cost, derivative financial instruments income (cost), net and foreign exchange (loss) income, net	(23,449,354)	(475,278,533)	104,790,264	(25,628,776)
Profit sharing in associates	47,446	961,649	409,315	349,401
(Loss) income before duties, taxes and other	(24,190,820)	(490,306,756)	228,150,945	420,179,309
Profit sharing duty, net	6,290,563	127,499,009	214,075,924	391,420,083
Income tax expense (benefit)	8,031,369	162,782,189	5,923,357	(71,239,244)
Total duties, taxes and other	14,321,932	290,281,198	219,999,281	320,180,839
Net (loss) income	(38,512,752)	(780,587,954)	8,151,664	99,998,470
Currency translation effect	4,445,685	90,106,487	(53,992,236)	(33,510,936)
Actuarial gains (losses) - employee benefits, net of taxes	10,024,299	203,175,491	(4,931,136)	123,384,307
Total other comprehensive results	14,469,984	293,281,978	(58,923,372)	89,873,371
Total comprehensive (loss) income	(24,042,768)	(487,305,976)	(50,771,708)	189,871,841
Net (loss) income attributable to:
Controlling interest	(38,504,258)	(780,415,854)	8,106,714	100,412,051
Non-controlling interest	(8,494)	(172,100)	44,950	(413,581)
Net (loss) income	(38,512,752)	(780,587,954)	8,151,664	99,998,470
Other comprehensive results attributable to:
Controlling interest	14,469,276	293,267,626	(59,050,393)	89,876,902
Non-controlling interest	708	14,352	127,021	(3,531)
Total other comprehensive results	14,469,984	293,281,978	(58,923,372)	89,873,371
Comprehensive (loss) income:
Controlling interest	(24,034,982)	(487,148,228)	(50,943,679)	190,288,953
Non-controlling interest	(7,786)	(157,748)	171,971	(417,112)
Total comprehensive (loss) income	$ (24,042,768)	$ (487,305,976)	$ (50,771,708)	$ 189,871,841